SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)	Basis of presentation
The accompanying unaudited condensed consolidated financial statements (“Unaudited Financial Statements”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F as of and for the years ended March 31, 2025 and 2024 (“Audited Financial Statements”), as filed on July 24, 2025. In the opinion of management, all normal recurring adjustments necessary for their fair presentation have been included. Operating results for the six months ended September 30, 2025 and 2024 are not necessarily indicative of the results that may be expected for the full year. Other than policies noted below, there have been no significant changes to the significant accounting policies and estimates disclosed in the Audited Financial Statements.

Principles of consolidation
(b)	Principles of consolidation
The Unaudited Financial Statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidation.

Use of estimates
(c)	Use of estimates
The preparation of the Unaudited Financial Statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. These estimates are based on information available as of the date of the Unaudited Financial Statements. Accounting estimates required to be made by management include, but not limited to, recognition of software licensing and related support services income, allowance for credit losses, valuation of share-based compensation, income taxes and valuation for investments. Actual results could differ from those estimates.

Receivables from and payables to clients
(d)	Receivables from and payables to clients
Receivables from and payables to clients include amounts due and owed on cash and margin transactions on a trade-date basis. Receivables from clients include margin loans to securities brokerage clients and other trading receivables. WSI engages in margin financing transactions with its clients. Margin loans generated from margin lending activity for securities traded in the secondary market are collateralized by client-owned securities held in client’s accounts. WSI monitors the required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines. Under applicable agreements, clients are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions.
The Group elected the practical expedient for Financial Accounting Standard Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 326 – “Financial Instruments – Credit Losses” (“ASC 326”) which permits it to compare the amortized cost basis of the loaned amount with the fair value of collateral received at the reporting date to measure the estimate of expected credit losses. Securities beneficially owned by clients, including those that collateralize margin or other similar transactions, are not reflected on the unaudited condensed consolidated balance sheets.
As of September 30, 2025 and March 31, 2025, the Group had no credit losses reserve to its receivables from clients.

Receivables from and payables to broker-dealers and clearing organization
(e)	Receivables from and payables to broker-dealers and clearing organization
Receivables from and payables to clearing organization include receivables and payables from unsettled trades on a trade-date basis, including amounts receivable for securities trades not delivered by WSI to the purchaser by the settlement date and amounts payable for securities not received by WSI from a seller by the settlement date.
As of September 30, 2025 and March 31, 2025, the Group had no credit losses reserve to its receivables from broker-dealers and clearing organization.
Payables to broker-dealers represent margin loan that WSI borrowed from broker-dealers by repledging or sell-and-repurchase the securities that pledged by its margin clients.

Receivables from software licensing and related support services
(f)	Receivables from software licensing (including subscription based) and related support services
Receivables from software licensing (including subscription based) and related support services primarily consist of amounts due for services already performed and are recorded at the invoiced amount and do not bear interest. The Group maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the expected credit loss, management considers historical losses adjusted to take into account current and future market conditions and the customers’ financial condition, the amount of receivables in dispute and customer paying patterns. Balances that remain outstanding after the Group has used reasonable collection efforts are written off through a charge to the valuation allowance and a credit to accounts receivable. As of September 30, 2025 and March 31, 2025, the receivables from software licensing (including subscription based) and related support services were fully collateralized by the client-owned securities held in the customer’s account. There were no allowance was recognized on the receivables from software licensing (including subscription based) and related support services during the periods presented in the accompanying Unaudited Financial Statements.

Deferred offering costs
(g)	Deferred offering costs
Deferred offering costs are incurred in connection with the public offerings of the Company, and initial public offerings (“IPOs”), of the Company’s subsidiary, Love and Health Limited, a SPAC entity, including legal, underwriting, and other public offering related costs. Upon completion of the public offering, these deferred offering costs will be reclassified to shareholders’ equity. If the Company terminates its planned public offering or if there is a significant delay, all of the deferred offering costs will be immediately written off to expenses in the unaudited condensed consolidated statements of operations. Deferred offering costs were $0.44 million and $1.50 million as of September 30, 2025 and March 31, 2025, respectively, and were recorded in other assets. For the six months ended September 30, 2025, the Company’s deferred offering cost of $1.1 million has been charged against equity upon completion of its IPO on April 2, 2025.

Investment in equity securities
(h)	Investment in equity securities
The Company accounts for investments in equity securities in accordance with ASC 321, Investments – Equity Securities. For investment in an equity security in which the Company does not have a controlling financial interest, the Company determines if it has the ability to exercise significant influence over the entity. Equity investment over which the Company does not have the ability to exercise significant influence and that does not have a readily determinable fair value that qualifies for the net asset value (“NAV”) practical expedient. The Company has elected to apply the NAV practical expedient to estimate fair value, with changes in NAV recognized in the accompanying in the unaudited condensed consolidated statements of operations.
For all other investments in equity securities over which the Company does not have the ability to exercise significant influence and without a readily determinable fair value, the Company applies alternative measurements on these equity securities which are defined as cost, less any impairments, a plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company monitors the investment for impairments and makes adjustments in carrying values if management determines that an impairment charge is required based primarily on the financial condition and near-term prospects of the investment. The Company evaluates potential impairment indicators, including adverse changes in industry or market conditions, financial performance, business outlook, and other relevant factors. If such indicators are present, further analysis is conducted to determine whether any impairment is other-than-temporary. In cases where an impairment is deemed other-than-temporary, the Company determines the fair value of the investment. When quoted market prices are not available, the
Company exercises judgment in estimating fair value, taking into account factors such as current economic and market conditions, the investee’s operating performance and earnings trends, and other company- and industry-specific information.

Equity method investments
(i)	Equity method investments
The Group accounts for an equity method investment over which it has significant influence but does not have a controlling financial interest and of which it is not the primary beneficiary. The Group’s share of the investee’s profit and loss is recognized in the unaudited condensed consolidated statements of operations. During the six months ended September 30, 2025 and 2024, the share of investee losses recognized was $0.03 million and $0.34 million, respectively.
The Group assesses its equity method investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends, and other entity-specific information.

Fair value measurement
(j)	Fair value measurement
The Group performs fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
•	Level 1 - Observable inputs that reflect quoted prices for identical assets or liabilities in active markets.
•	Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly.
•	Level 3 - Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
As of September 30, 2025 and March 31, 2025, the carrying values of cash and cash equivalents, cash segregated under regulatory requirements, receivables from clients, receivables from broker-dealers and clearing organization, receivables from software licensing and related support services, prepaid expenses and other current assets, payables to clients, payables to broker dealers and clearing organization, accrued expenses and other current liabilities approximated their fair values reported in the unaudited condensed consolidated balance sheets due to the short-term maturities of these financial instruments. The Company applies the practical expedient provided by the ASC Topic 820 relating to investments in certain entities that calculate net asset value per share (or its equivalent). ASC Topic 820 permits an entity holding investments in certain entities that either are investment companies, or have attributes similar to an investment company, and calculate NAV per share or its equivalent for which the fair value is not readily determinable, to measure the fair value of such investments on the basis of that NAV per share, or its equivalent, without adjustment. Investments which are valued using NAV per share as a practical expedient are not categorized within the fair value hierarchy as per ASC Topic 820.

Contract assets and liabilities

(k)	Contract assets and liabilities
The Group records a contract asset when revenue is recognized prior to invoicing. The Group’s contract liabilities primarily relate to unsatisfied performance obligations when payment has been received from customers before the performance obligations are satisfied. The following table summarized the opening and closing balances in contract assets and liabilities:

	Contract assets	Contract liabilities*
Balance as of April 1, 2024	$—	$600,000
Net change to contract balance recognized since beginning of period due to recognition of revenue and amounts billed	1,200,000	(476,863)
Balance as of March 31, 2025	1,200,000	123,137
Net change to contract balance recognized since beginning of the period due to recognition of revenue and amounts billed	(569,155)	—
Balance as of September 30, 2025	$630,845	$123,137

*	Contract liabilities were included within the accrued expenses and other current liabilities.
No expected credit loss recognized for the six months ended September 30, 2025 and 2024 for contract assets.

Concentration and credit risk
(l)	Concentration and credit risk
Financial instruments that potentially subject the Group to concentration of credit risk consist of cash accounts held with financial institutions in Hong Kong. Cash segregated under regulatory requirements is deposited in reputable financial institutions as required by the Hong Kong Securities and Futures Ordinance. At times, these accounts may exceed the maximum coverage limit of approximatively $102,000 (HK$800,000), effective from October 1, 2024, under the Deposit Protection Scheme introduced by the Hong Kong Government.
The Group has not experienced any losses in these accounts and management believes that these financial institutions are of sound credit quality and the Group is not exposed to any significant credit risk on these accounts.
The Group’s exposure to credit risk associated with its trading and other activities is measured on an individual counterparty basis, as well as by Group of counterparties that share similar attributes.
The Group is exposed to concentration risks with specific counterparties.
(i)	Major customers
For the six months ended September 30, 2025 and 2024, customer A, a related party, accounted for 36.6% and 68.0% of the Group’s total revenues, respectively. As of September 30, 2025, customer A accounted for 5.8% of the total balance of receivables, including balances from client, broker-dealers and clearing organizations and software licensing and related support service. As of March 31, 2025, customer A accounted for 61.0% of the total balance of receivables. For the six months ended September 30, 2025 and 2024, customer B, accounted for 14.6% and nil of the Group’s total revenues, respectively. As of September 30, 2025, customer B accounted for 38.6% of the total balance of receivables, including balances from client, broker-dealers and clearing organizations and software licensing and related support service. As of March 31, 2025, customer B accounted for nil of the total balance of receivables.
(ii)	Major supplier
There was one sole related party supplier for software licensing and related support outsourcing services, who accounted for 5.4% and 13.3% of total operating costs and expenses for the six months ended September 30, 2025 and 2024, respectively. As of September 30, 2025 and March 31, 2025, supplier A, a related party, accounted for 6.5% and 5.4% of the total balance of accounts payable, respectively. Supplier A ceased to be a related party in the fourth quarter in 2025.

Risks and uncertainties

(m)	Risks and uncertainties
The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to regional wars, geopolitical tensions, natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could potentially and significantly disrupt the Group’s operations.

Recent accounting pronouncements
(n)	Recent accounting pronouncements
We are an “emerging growth company” as defined in the JOBS Act. Under the JOBS Act, an emerging growth company can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.
Recently issued accounting pronouncements not yet adopted -
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which requires public entities to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold on an annual basis. The new guidance will become effective for the Company’s financial statements issued for annual reporting periods beginning on January 1, 2026. The Company will be required to adopt this guidance on a prospective basis with an option to apply it retrospectively for each period presented. Early adoption of the standard is also permitted. The Company is in the process of evaluating the impact of the financial statement disclosure requirement.
In November 2024, the FASB issued ASU No. 2024-03, “Disaggregation of Income Statement Expenses (Subtopic 220-40): Disaggregation of Income Statement Expenses”, which is intended to provide disaggregated information about a public business entity’s expenses to help financial statement users better understand the entity’s performance, better assess the entity’s prospects for future cash flows, and compare an entity’s performance over time and with that of other entities. The amendment is effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The new standard may be applied either on a prospective or retrospective basis. The Company is currently evaluating the effect of adopting this guidance.
In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendment provides all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets and with an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. This guidance is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the effect of adopting this guidance.
Except for the above-mentioned pronouncements, there are no new recently issued accounting standards that will have a material impact on the Group’s unaudited condensed consolidated financial statements.